Tangible Fixed Assets - Details (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($) item	Jun. 30, 2020 USD ($) item	Jun. 30, 2020 USD ($) item
Tangible fixed assets
Impairment loss		$ 18,841	$ 18,841
Purchase of depot spares | GasLog Ltd.
Tangible fixed assets
Depot spares purchased from related party	$ 2,719
Steam vessels
Tangible fixed assets
Number of vessels for which recoverable amount is lower than carrying amount | item	3	3	3
Impairment loss			$ 18,841
Decrease in impairment charge resulting from potential increase in re-chartering rate			(105,540)
Increase in impairment charge resulting from potential decrease in re-chartering rate			$ 98,878
Discount rate used to estimate future cash flows	5.80%	5.80%	5.80%
Percentage of increase or decrease in the discount rate for sensitivity analysis			0.50%
Amount of increase in the impairment loss due to discount rate sensitivity			$ 21,793
Amount of decrease in the impairment loss due to discount rate sensitivity			(11,335)
Steam vessels | Average
Tangible fixed assets
Charter market rate used (per day)			39
Increase or decrease in re-chartering rate for sensitivity analysis			$ 5